Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of parent company balance sheets - Parent Company [Member] - Reportable Legal Entities [Member]		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current Assets
Cash		¥ 3,045,660	$ 443,218	¥ 252,611,535
Amounts due from related parties		1,039,986,896	151,343,466	519,236,876
Total current assets		1,043,032,556	151,786,684	771,848,411
Non-current assets
Long-term investments, net		158,734,357	23,099,722	146,641,652
Total non-current assets		158,734,357	23,099,722	146,641,652
Total Assets		1,201,766,913	174,886,406	918,490,063
Current Liabilities
Accrued expenses and other liabilities		461,105,636	67,102,120	244,082,464
Warrants liability		8,792,389	1,279,507
Amounts due to related parties		3,415,603	497,054	3,155,395
Total current liabilities		473,313,628	68,878,681	247,237,859
Total Liabilities		473,313,628	68,878,681	247,237,859
Mezzanine equity
Series A and A-1 redeemable convertible preferred shares (par value US$0.000005 per share, 50,000,000 shares authorized; 21,548,589 shares issued and outstanding)				458,074,468
Series B redeemable convertible preferred shares (par value US$0.000005 per share, 100,000,000 shares authorized; 65,414,858 shares issued and outstanding)				912,146,924
Total mezzanine equity				1,370,221,392
Shareholders’ (deficit)/equity:
Ordinary shares, par value US$0.00002 per share; 9,950,000,000 shares authorized; 61,827,883 and 93,058,197 shares issued and outstanding as of March 31, 2022 and 2023, respectively;*	[1]	12,297	1,790	7,978
Additional paid-in capital		2,656,891,036	386,642,466	808,502,018
Accumulated deficit		(1,874,037,965)	(272,718,245)	(1,590,567,163)
Accumulated other comprehensive income/(loss)		(54,412,083)	(7,918,286)	83,087,979
Total shareholders’ (deficit)/equity		728,453,285	106,007,725	(698,969,188)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity		¥ 1,201,766,913	$ 174,886,406	¥ 918,490,063

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.